Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 13, 2022
Balance, shares at Jan. 13, 2022
Ordinary shares issued to Sponsor	$ 173	24,827		25,000
Common stock issued to Sponsor, shares	1,725,000
Ordinary shares issued to Underwriter	$ 12	1,738		1,750
common stock issued to underwriter, shares	125,000
Sale of 390,000 private units	$ 39	3,899,961		3,900,000
Sale of 390,000 private units, shares	390,000
Sale of 40,500 private units	$ 4	404,996		405,000
Sale of 40,500 private units, shares	40,500
Offering costs		(3,734,629)		(3,734,629)
Net income			(42,578)	(42,578)
Balance at Dec. 31, 2022	$ 228	596,893	(42,578)	554,543
Balance, shares at Dec. 31, 2022	2,280,500
Net income			644,898	644,898
Accretion for ordinary shares subject to redemption amount (interest income)		(596,893)	(244,327)	(841,220)
Balance at Mar. 31, 2023	$ 228		357,993	358,221
Balance, shares at Mar. 31, 2023	2,280,500
Balance at Dec. 31, 2022	$ 228	596,893	(42,578)	554,543
Balance, shares at Dec. 31, 2022	2,280,500
Net income				1,349,454
Balance at Jun. 30, 2023	$ 228		227,867	228,095
Balance, shares at Jun. 30, 2023	2,280,500
Balance at Dec. 31, 2022	$ 228	596,893	(42,578)	554,543
Balance, shares at Dec. 31, 2022	2,280,500
Net income			2,904,174	2,904,174
Accretion for ordinary shares subject to redemption amount (interest income)		(596,893)	(3,021,646)	(3,618,539)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(165,000)	(165,000)
Balance at Dec. 31, 2023	$ 228		(325,050)	(324,822)
Balance, shares at Dec. 31, 2023	2,280,500
Balance at Mar. 31, 2023	$ 228		357,993	358,221
Balance, shares at Mar. 31, 2023	2,280,500
Net income			704,555	704,555
Accretion for ordinary shares subject to redemption amount (interest income)			(834,681)	(834,681)
Balance at Jun. 30, 2023	$ 228		227,867	228,095
Balance, shares at Jun. 30, 2023	2,280,500
Balance at Dec. 31, 2023	$ 228		(325,050)	(324,822)
Balance, shares at Dec. 31, 2023	2,280,500
Net income			349,241	349,241
Accretion for ordinary shares subject to redemption amount (interest income)			(586,164)	(586,164)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(55,000)	(55,000)
Balance at Mar. 31, 2024	$ 228		(616,973)	(616,745)
Balance, shares at Mar. 31, 2024	2,280,500
Balance at Dec. 31, 2023	$ 228		(325,050)	(324,822)
Balance, shares at Dec. 31, 2023	2,280,500
Net income				731,987
Balance at Jun. 30, 2024	$ 228		(874,368)	(874,140)
Balance, shares at Jun. 30, 2024	2,280,500
Balance at Mar. 31, 2024	$ 228		(616,973)	(616,745)
Balance, shares at Mar. 31, 2024	2,280,500
Net income			382,746	382,746
Accretion for ordinary shares subject to redemption amount (interest income)			(530,141)	(530,141)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(110,000)	(110,000)
Balance at Jun. 30, 2024	$ 228		$ (874,368)	$ (874,140)
Balance, shares at Jun. 30, 2024	2,280,500